UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended  December 31, 2012
                                              --------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------

  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RMF GP, LLC
                  --------------------------------------
Address:          650 Madison Ave.
                  --------------------------------------
                  New York, NY 10022
                  --------------------------------------


Form 13F File Number:  28-14236
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Craig Huff
                  --------------------------------------
Title:            Co-Chief Executive Officer
                  --------------------------------------
Phone:            (212) 610-9000
                  --------------------------------------

Signature, Place, and Date of Signing:

    /s/ Craig Huff                 New York, NY             February 14, 2013
-------------------------  ---------------------------   -----------------------
      [Signature]                  [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                            ----------------------------

Form 13F Information Table Entry Total:                  22
                                            ----------------------------

Form 13F Information Table Value Total:               $299,114
                                            ----------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

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



                                            FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------
                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE

BANK OF AMERICA
CORPORATION            COM       060505104    27,221     2,344,635    SH                SOLE                 2,344,635

BP PLC                 SPONSORED 055622104    33,756       810,670    SH                SOLE                   810,670
                       ADR

CISCO SYS INC          COM       17275R102     3,303       168,100    SH                SOLE                   168,100

DHT HOLDINGS INC       SHS NEW   Y2065G121     1,387       339,874    SH                SOLE                   339,874

ELLINGTON FINANCIAL
LLC                    COM       288522303    10,635       473,497    SH                SOLE                   473,497

ENSCO PLC              SHS
                       CLASS A   G3157S106    70,543     1,190,000    SH                SOLE                 1,190,000

GENERAL ELECTRIC CO    COM       369604103    15,835       754,400    SH                SOLE                   754,400

GENERAL MTRS CO        COM       37045V100     9,149       317,356    SH                SOLE                   317,356

GENERAL MTRS CO        *W EXP    37045V118     1,632        83,687    SH                SOLE                    83,687
                       07/10/201

GENERAL MTRS CO        *W EXP    37045V126     1,045        83,687    SH                SOLE                    83,687
                       07/10/201

HARTFORD FINL SVCS
GROUP INC              COM       416515104    16,960       755,800    SH                SOLE                   755,800

HEWLETT PACKARD CO     COM       428236103     2,138       150,000    SH                SOLE                   150,000



       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------
                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE

ISTAR FINL INC         COM        45031U101   10,879     1,334,803    SH                SOLE                 1,334,803

KKR FINANCIAL HLDGS
LLC                    COM        48248A306    4,433       419,800    SH                SOLE                   419,800

LIFEPOINT HOSPITALS
INC                    COM        53219L109    4,802       127,201    SH                SOLE                   127,201

NGP CAP RES CO         COM        62912R107    6,244       864,829    SH                SOLE                   864,829

PARTNERRE LTD          COM        G6852T105   28,268       351,194    SH                SOLE                   351,194

RAIT FINANCIAL TRUST   COM NEW    749227609    2,793       494,417    SH                SOLE                   494,417

STATOIL ASA            SPONSORED  85771P102   27,444     1,096,000    SH                SOLE                 1,096,000
                       ADR

TEEKAY CORPORATION     COM        Y8564W103    6,478       201,800    SH                SOLE                   201,800

UNITEK GLOBAL SVCS     COM
INC                    PAR
                       $.00002    91324T302       10         2,811    SH                SOLE                     2,811

XL GROUP PLC           SHS        G98290102   14,159       564,990    SH                SOLE                   564,990



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